Cover	Nov. 10, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity File Number	001-39433
Entity Registrant Name	VISTAS MEDIA ACQUISITION COMPANY INC.
Entity Central Index Key	0001810491
Entity Tax Identification Number	85-0588009
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Wall Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	859-3525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one redeemable warrant
Trading Symbol	VMACU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VMAC
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	VMACW
Security Exchange Name	NASDAQ